Revenue (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product revenue	$ 0.2	$ 4.0	$ 43.1
Continuing Operations [Member]
Product revenue	0.2	4.0	43.1
Continuing Operations [Member] | Royalties [Member]
Product revenue	$ 0.7	$ 2.7	$ 1.6